Accounting principles, Consolidation principles (Details)	12 Months Ended
Dec. 31, 2021
Minimum [Member]
Consolidation principles [Abstract]
Percentage of voting rights	50.00%
Maximum [Member]
Consolidation principles [Abstract]
Percentage of voting rights	20.00%